Subsidiaries - Schedule of Fair Value of Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Aug. 14, 2024	Dec. 31, 2023
Schedule of Fair Value of Assets Acquired and Liabilities [Abstract]
Cash and cash equivalents			$ 20
Trade receivables			138
Fixed assets, net		$ 187	167
Accounts payable			(377)
Loans			(551)
Intangible assets		3,816	3,601	380
Goodwill		3,193	3,193
Deferred taxes liabilities, net			(349)
Fair value of assets acquired		$ 8,550	5,842	$ 2,426
Cash consideration			430
Fair value of issued shares	[1]		4,018
Fair value of issued warrants (see Note 12)			1,394
Liabilities			$ 5,842

[1]	Fair value of issued shares was measured according to the quoted share price.